UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

Nine Elk Street Albany, NY (Address of principal executive offices)	12207-1002 (Zip code)

Robert A. Benton

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Paradigm Value Fund

		Schedule of Investments
		March 31, 2014 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Air Courier Services
265,900	Air Transport Services Group, Inc. *	$ 2,087,315	1.65%

Computer Communications Equipment
233,125	Emulex Corporation *	1,722,794
138,903	QLogic Corp. *	1,771,013
		3,493,807	2.77%

Construction - Special Trade Contractors
96,300	Matrix Service Co. *	3,253,014	2.58%

Crude Petroleum & Natural Gas
40,393	Approach Resources Inc. *	844,618
145,725	Northern Oil & Gas, Inc. *	2,130,499
363,509	PetroQuest Energy Inc. *	2,072,001
87,460	Stone Energy Corporation *	3,670,696
107,000	W&T Offshore, Inc.	1,852,170
		10,569,984	8.38%

Deep Sea Foreign Transportation of Freight
105,100	Ardmore Shipping Corporation (Bermuda)	1,397,830
155,000	Baltic Trading Limited	978,050
		2,375,880	1.88%

Drilling Oil & Gas Wells
17,005	Atwood Oceanics Inc. *	856,882	0.68%

Electrical Work
53,358	EMCOR Group Inc.	2,496,621	1.98%

Footwear (No Rubber)
48,850	Iconix Brand Group, Inc. *	1,918,340	1.52%

Gold and Silver Ores
103,600	First Majestic Silver Corp. * (Canada)	998,704	0.79%

Heavy Construction Other Than Building Construction - Contractors
11,400	Granite Construction Incorporated	455,202	0.36%

Industrial Inorganic Chemicals
37,500	LSB Industries, Inc. *	1,403,250	1.11%

Industrial Organic Chemicals
50,194	Sensient Technologies Corp.	2,831,444	2.24%

Laboratory Analytical Instruments
40,177	PerkinElmer Inc.	1,810,376	1.43%

Miscellaneous Business Credit Institution
51,500	PHH Corporation *	1,330,760	1.05%

Miscellaneous Electrical Machinery, Equipment & Supplies
144,725	Electro Scientific Industries, Inc.	1,425,541	1.13%

Mortgage Bankers & Loan Correspondents
65,813	Walter Investment Management Corp. *	1,963,202	1.56%

Motor Vehicle Parts & Accessories
62,000	Tower International, Inc. *	1,687,640
26,950	Visteon Corporation *	2,383,458
		4,071,098	3.22%

Oil & Gas Field Services, NEC
40,463	C&J Energy Services, Inc. *	1,179,901
175,000	Willbros Group, Inc. *	2,208,500
		3,388,401	2.69%

Operative Builders
47,350	Meritage Homes Corporation *	1,983,018	1.57%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
152,211	Symmetry Medical, Inc. *	1,531,243	1.21%

Petroleum Refining
48,275	Delek US Holdings, Inc.	1,401,906	1.11%

Radio & TV Broadcasting & Communications Equipment
27,683	Loral Space & Communications Inc. *	1,958,019	1.55%

Real Estate
85,000	PICO Holdings, Inc. *	2,209,150	1.75%

Retail - Apparel & Accessory Stores
138,200	Express Inc. *	2,194,616
49,400	The Men's Wearhouse, Inc.	2,419,612
		4,614,228	3.66%

Retail - Family Clothing Stores
146,561	American Eagle Outfitters, Inc.	1,793,907	1.42%

Retail - Retail Stores, NEC
44,900	IAC/InterActiveCorp.	3,205,411	2.54%

Retail - Shoe Stores
76,700	Foot Locker, Inc.	3,603,366	2.85%

Rubber & Plastics Footwear
33,425	Deckers Outdoor Corporation *	2,664,975	2.11%

Savings Institution, Federally Chartered
36,364	United Financial Bancorp	668,734
48,300	ViewPoint Financial Group	1,393,455
		2,062,189	1.63%

Savings Institution, Not Federally Chartered
99,500	Rockville Financial, Inc.	1,352,205	1.07%

Semiconductors & Related Devices
85,515	Kulicke & Soffa Industries Inc. * (Singapore)	1,078,344
129,000	Microsemi Corporation *	3,228,870
249,400	TriQuint Semiconductor, Inc. *	3,339,466
		7,646,680	6.06%

Services - Business Services
276,000	Premiere Global Services Inc. *	3,328,560	2.64%

Services - Computer Integrated Systems Design
154,475	Convergys Corp.	3,384,547	2.68%

Services - Computer Processing & Data Preparation
198,785	Demand Media, Inc. *	964,107	0.76%

Services - Help Supply Services
70,675	Kelly Services, Inc. - Class A	1,677,118
78,119	Kforce Inc.	1,665,497
		3,342,615	2.65%

Services - Hospitals
31,150	Magellan Health Services Inc. *	1,848,752
33,876	MEDNAX, Inc. *	2,099,634
		3,948,386	3.13%

Services - Motion Picture Theaters
166,700	Regal Entertainment Group Class A	3,113,956	2.47%

Services - Prepackaged Software
81,915	Progress Software Corporation *	1,785,747	1.41%

Special Industry Machinery, NEC
223,155	Brooks Automation, Inc.	2,439,084	1.93%

State Commercial Banks
24,600	Banner Corporation	1,013,766	0.80%

Telegraph & Other Message Communications
61,722	j2 Global, Inc.	3,089,186	2.45%

Transportation Services
49,750	GATX Corp.	3,377,030	2.67%

Trucking (No Local)
144,500	Quality Distribution, Inc. *	1,877,055	1.49%

Wholesale - Petroleum & Petroleum Products (No Bulk Stations)
155,000	Aegean Marine Petroleum Network Inc.	1,528,300	1.21%

Total for Common Stocks (Cost $76,836,070)		$ 115,948,457	91.84%

REAL ESTATE INVESTMENT TRUSTS
51,300	Blackstone Mortgage Trust, Inc. - Class A	1,474,875
202,279	MFA Financial, Inc.	1,567,662
46,400	Mid-America Apartment Communities Inc.	3,167,728
90,000	PennyMac Mortgage Investment Trust	2,151,000
Total for Real Estate Investment Trusts (Cost $6,564,706)		8,361,265	6.62%

MONEY MARKET FUNDS
2,190,549	SEI Daily Income Treasury Government CL B 0.02% **	2,190,549	1.74%
(Cost $2,190,549)

Total Investment Securities		126,500,271	100.20%
	(Cost $85,591,325)

Liabilities in Excess of Other Assets		(249,977)	-0.20%

Net Assets		$ 126,250,294	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2014.

See accompanying notes to Schedules of Investments

Paradigm Opportunity Fund

		Schedule of Investments
		March 31, 2014 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Aircraft & Parts
1,625	Triumph Group, Inc.	$ 104,943	1.65%

Computer Communications Equipment
23,050	Emulex Corporation *	170,339	2.67%

Construction - Special Trade Contractors
7,550	Matrix Service Co. *	255,039	4.00%

Crude Petroleum & Natural Gas
8,475	Midstates Petroleum Company, Inc. *	45,426
20,425	PetroQuest Energy Inc. *	116,422
6,075	Stone Energy Corporation *	254,968
		416,816	6.54%

Electrical Work
2,825	EMCOR Group Inc.	132,182	2.08%

Gold and Silver Ores
10,275	First Majestic Silver Corp * (Canada)	99,051	1.56%

Industrial Inorganic Chemicals
2,350	ATMI, Inc. *	79,924	1.25%

Industrial Organic Chemicals
2,650	Sensient Technologies Corporation	149,486	2.35%

Instruments For Measurement & Testing of Electricity & Electric Signals
7,075	Teradyne, Inc. *	140,722	2.21%

Laboratory Analytical Instruments
2,125	PerkinElmer Inc.	95,752	1.50%

Miscellaneous Electrical Machinery, Equipment & Supplies
15,625	Electro Scientific Industries, Inc.	153,906	2.42%

Miscellaneous Furniture & Fixtures
5,100	Hillenbrand, Inc.	164,883	2.59%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
11,800	Symmetry Medical, Inc. *	118,708	1.86%

Periodicals: Publishing or Publishing & Printing
6,425	Rovi Corporation *	146,362	2.30%

Retail - Apparel & Accessory Stores
9,475	Express Inc. *	150,463
4,375	The Men's Wearhouse, Inc.	214,287
		364,750	5.73%

Retail - Department Stores
1,400	Dillard's, Inc. - Class A	129,360	2.03%

Retail - Family Clothing Stores
9,300	American Eagle Outfitters, Inc.	113,832	1.79%

Retail - Retail Stores, NEC
3,350	IAC/InterActiveCorp.	239,156	3.75%

Retail - Shoe Stores
4,375	Foot Locker, Inc.	205,538	3.23%

Semiconductors & Related Devices
6,425	Kulicke & Soffa Industries Inc. * (Singapore)	81,019
9,425	Microsemi Corporation *	235,908
6,175	Skyworks Solutions, Inc. *	231,686
20,150	TriQuint Semiconductor, Inc. *	269,808
		818,421	12.86%

Services - Business Services
13,025	Premiere Global Services Inc. *	157,082	2.47%

Services - Computer Integrated Systems Design
8,850	Convergys Corp.	193,903	3.04%

Services - Computer Processing & Data Preparation
10,175	Demand Media, Inc. *	49,349	0.77%

Services - Hospitals
2,925	Magellan Health Services Inc. *	173,599
1,850	MEDNAX, Inc. *	114,663
		288,262	4.53%

Services - Motion Picture Theaters
11,775	Regal Entertainment Group Class A	219,957	3.45%

Services - Prepackaged Software
6,700	Progress Software Corporation *	146,060	2.29%

Special Industry Machinery (No Metalworking Machinery)
2,000	Kadant Inc.	72,940	1.15%

Special Industry Machinery, NEC
16,250	Brooks Automation, Inc.	177,613	2.79%

Telegraph & Other Message Communications
4,275	j2 Global, Inc.	213,964	3.36%

Telephone & Telegraph Apparatus
10,900	Polycom, Inc. *	149,548	2.35%

Total for Common Stocks (Cost $3,831,037)		$ 5,767,848	90.56%

REAL ESTATE INVESTMENT TRUSTS
3,275	Mid-America Apartment Communities Inc.	223,584
Total for Real Estate Investment Trusts (Cost $144,206)		223,584	3.51%

MONEY MARKET FUNDS
382,604	SEI Daily Income Treasury Government CL B 0.02% **	382,604	6.01%
(Cost $382,604)

Total Investment Securities		6,374,036	100.08%
	(Cost $4,357,847)

Liabilities in Excess of Other Assets		(4,932)	-0.08%

Net Assets		$ 6,369,104	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2014.

See accompanying notes to Schedules of Investments

Paradigm Select Fund

		Schedule of Investments
		March 31, 2014 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Aircraft & Parts
1,900	Triumph Group, Inc.	$ 122,702	1.57%

Cable & Other Pay Television Services
3,800	Starz - Class A *	122,664	1.57%

Chemical & Allied Products
1,350	Innospec Inc.	61,061
3,600	Olin Corp.	99,396
		160,457	2.05%

Computer Communications Equipment
10,700	Emulex Corporation *	79,073	1.01%

Construction - Special Trade Contractors
4,300	Matrix Service Co. *	145,254	1.85%

Crude Petroleum & Natural Gas
3,725	Approach Resources Inc. *	77,890
11,500	PetroQuest Energy Inc. *	65,550
3,500	Stone Energy Corporation *	146,895
1,700	Whiting Petroleum Corp. *	117,963
		408,298	5.21%

Electrical Work
1,600	EMCOR Group Inc.	74,864	0.96%

Electromedical & Electrotherapeutic Apparatus
4,500	Masimo Corporation *	122,895	1.57%

Electronic Components & Accessories
9,410	Vishay Intertechnology Inc.	140,021	1.79%

Fire, Marine & Casualty Insurance
359	Alleghany Corporation *	146,249
2,750	American Financial Group Inc.	158,702
4,325	Aspen Insurance Holdings Limited (Bermuda)	171,703
3,425	Montpelier Re Holdings Ltd. (Bermuda)	101,928
		578,582	7.39%

Footwear (No Rubber)
3,025	Brown Shoe Company, Inc.	80,283
3,050	Iconix Brand Group, Inc. *	119,774
		200,057	2.55%

Household Furniture
2,500	La-Z-Boy Incorporated	67,750	0.87%

Industrial Organic Chemicals
1,500	Sensient Technologies Corporation	84,615
1,800	Westlake Chemical Corp.	119,124
		203,739	2.60%

Instruments For Measurement & Testing of Electricity & Electric Signals
4,600	Teradyne, Inc.	91,494	1.17%

Laboratory Analytical Instruments
1,800	PerkinElmer Inc.	81,108	1.04%

Machine Tools, Metal Cutting Types
2,825	Kennametal Inc.	125,147	1.60%

Men's & Boy's Furnishings, Work Clothing & Allied Garments
775	PVH Corp.	96,697	1.23%

Miscellaneous Business Credit Institution
3,650	PHH Corporation *	94,316	1.20%

Miscellaneous Manufacturing Industries
2,900	Hillenbrand, Inc.	93,757	1.20%

Mortgage Bankers & Loan Correspondents
5,050	Walter Investment Management Corp. *	150,641	1.92%

Motor Vehicle Parts & Accessories
1,775	Visteon Corporation *	156,981	2.00%

Operative Builders
3,050	Meritage Homes Corporation *	127,734
5,150	M/I Homes, Inc. *	115,463
		243,197	3.11%

Periodicals: Publishing or Publishing & Printing
4,000	Rovi Corporation *	91,120	1.16%

Petroleum Refining
5,250	Delek US Holdings, Inc.	152,460
3,100	Western Refining, Inc.	119,660
		272,120	3.48%

Plastics Products
2,075	AptarGroup Inc.	137,158	1.75%

Printed Circuit Boards
4,600	Jabil Circuit, Inc.	82,800	1.06%

Radio & TV Broadcasting & Communications Equipment
1,400	Loral Space & Communications Inc. *	99,022	1.26%

Retail - Apparel & Accessory Stores
5,600	Express Inc. *	88,928
2,200	The Men's Wearhouse, Inc.	107,756
		196,684	2.51%

Retail - Auto Dealers & Gasoline Stations
2,050	Murphy USA Inc. *	83,209	1.06%

Retail - Family Clothing Stores
6,200	American Eagle Outfitters, Inc.	75,888	0.97%

Retail - Radio, TV & Consumer Electronics Stores
3,500	Best Buy Co., Inc.	92,435	1.18%

Retail - Retail Stores, NEC
1,800	IAC/InterActiveCorp.	128,502	1.64%

Retail - Shoe Stores
2,600	Foot Locker, Inc.	122,148	1.56%

Rolling Drawing & Extruding of Nonferrous Metals
2,500	RTI International Metals, Inc. *	69,450	0.89%

Rubber & Plastics Footwear
1,100	Deckers Outdoor Corporation *	87,703	1.12%

Semiconductors & Related Devices
3,700	Kulicke & Soffa Industries Inc. * (Singapore)	46,657
6,900	Microsemi Corporation *	172,707
4,400	Skyworks Solutions, Inc. *	165,088
9,800	TriQuint Semiconductor, Inc. *	131,222
		515,674	6.59%

Services - Auto Rental & Leasing
1,450	Ryder System, Inc.	115,884	1.48%

Services - Business Services
7,200	Premiere Global Services Inc. *	86,832	1.11%

Services - Computer Integrated Systems Design
5,100	Convergys Corp.	111,741
2,377	Verint Systems Inc. *	111,553
		223,294	2.85%

Services - Help Supply Services
4,600	Kelly Services, Inc. - Class A	109,158
5,075	Kforce Inc.	108,199
		217,357	2.78%

Services - Hospitals
1,800	Magellan Health Services Inc. *	106,830
1,100	MEDNAX, Inc. *	68,178
		175,008	2.22%

Services - Motion Picture Theaters
6,700	Regal Entertainment Group Class A	125,156	1.60%

Services - Prepackaged Software
3,200	Progress Software Corporation *	69,760	0.89%

Surgical & Medical Instruments & Apparatus
2,400	Globus Medical, Inc. *	63,816	0.81%

Telegraph & Other Message Communications
2,500	j2 Global, Inc.	125,125	1.60%

Telephone & Telegraph Apparatus
7,300	Polycom, Inc. *	100,156	1.28%

Transportation Services
1,900	GATX Corporation	128,972	1.65%

Wholesale - Electronic Parts & Equipment, NEC
2,150	Avnet, Inc.	100,039	1.28%

Wholesale - Lumber & Other Construction Materials
2,875	Boise Cascade Company *	82,340	1.05%

Wholesale - Machinery, Equipment & Supplies
2,975	Applied Industrial Technologies	143,514	1.83%

Total for Common Stocks (Cost $4,894,364)		$ 7,370,860	94.12%

REAL ESTATE INVESTMENT TRUSTS
1,900	Mid-America Apartment Communities Inc.	129,713	1.66%
Total for Real Estate Investment Trusts (Cost $104,569)

Total Investment Securities		7,500,573	95.78%
	(Cost $4,998,933)

Other Assets in Excess of Liabilities		330,111	4.22%

Net Assets		$ 7,830,684	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2014.

See accompanying notes to Schedules of Investments

Paradigm Micro-Cap Fund

		Schedule of Investments
		March 31, 2014 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Computer Communications Equipment
150,000	Extreme Networks, Inc. *	$ 870,000	3.44%

Computer Peripheral Equipment, NEC
50,000	Radisys Corporation *	179,500	0.71%

Electromedical & Electrotherapeutic Apparatus
22,500	Synergetics USA, Inc. *	68,625	0.27%

Electronic Components & Accessories
85,000	Silicon Image, Inc. *	586,500	2.32%

Electronic Computers
30,000	Omnicell, Inc. *	858,600	3.39%

Industrial Instruments for Measurement, Display and Control
70,000	Rudolph Technologies Inc. *	798,700	3.15%

Millwood, Veneer, Plywood, & Structural Wood Members
40,000	Ply Gem Holdings, Inc. *	505,200	1.99%

Miscellaneous Manufacturing Industries
50,000	Summer Infant, Inc. *	104,500	0.41%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
30,000	Exactech Inc. *	676,500
140,000	RTI Surgical, Inc. *	571,200
		1,247,700	4.93%

Motor Vehicles & Passenger Car Bodies
7,600	Federal Signal Corporation *	113,240	0.45%

Oil & Gas Field Exploration Services
58,300	TGC Industries, Inc. *	346,885	1.37%

Paper Mills
30,000	KapStone Paper and Packaging Corporation *	865,200	3.42%

Pharmaceutical Preparations
50,000	Nature's Sunshine Products	689,000	2.72%

Plastics Products, NEC
30,000	Entegris, Inc. *	363,300	1.43%

Retail - Apparel & Accessory Stores
200,000	Pacific Sunwear of California, Inc. *	594,000
100,000	Gordmans Stores, Inc. *	546,000
80,000	Tilly’s, Inc. Class A *	936,000
		2,076,000	8.20%

Radio & TV Broadcasting & Communications Equipment
100,000	Harmonic Inc. *	714,000	2.82%

Retail - Auto Dealers & Gasoline Stations
40,000	West Marine Inc. *	454,800	1.80%

Retail - Catalog & Mail-Order Houses
30,000	Insight Enterprises Inc. *	753,300	2.97%

Retail - Department Stores
80,000	The Bon-Ton Stores, Inc.	878,400	3.47%

Retail - Family Clothing Stores
40,000	Stage Stores, Inc.	978,000	3.86%

Retail - Hobby, Toy & Game Shops
40,000	Build-A-Bear Workshop, Inc. *	385,200	1.52%

Retail - Retail Stores, NEC
40,000	Kirkland's, Inc. *	739,600	2.92%

Retail - Shoe Stores
25,000	Finish Line Inc. Class A	677,250	2.67%

Retail - Women's Clothing Stores
180,000	New York & Company, Inc. *	790,200	3.12%

Semiconductors & Related Devices
100,000	EMCORE Corporation *	505,000
45,000	Finisar Corporation *	1,192,950
70,000	NeoPhotonics Corporation *	555,100
		2,253,050	8.90%

Services - Computer Integrated Systems Design
40,000	Allscripts Healthcare Solutions, Inc. *	721,200	2.85%

Services - Personal Services
10,000	Steiner Leisure Limited * (Bahamas)	462,500	1.83%

Special Industry Machinery (No Metalworking Machinery)
15,000	Kadant Inc.	547,050	2.16%

Special Industry Machinery, NEC
300,000	Mattson Technology, Inc. *	696,000	2.75%

Steel Works, Blast Furnaces & Rolling & Finishing Materials
40,000	Insteel Industries, Inc.	786,800	3.11%

Surgical & Medical Instruments & Apparatus
30,000	Globus Medical, Inc. - Class A *	797,700	3.15%

Telephone & Telegraph Apparatus
30,000	Fabrinet * (Cayman Islands)	623,100
50,000	Oplink Communications, Inc. *	898,000
		1,521,100	6.00%

Women's, Misses', and Juniors Outerwear
100,000	bebe stores, inc.	612,000	2.42%

Total for Common Stocks (Cost $19,809,563)		$ 24,441,100	96.52%

MONEY MARKET FUNDS
1,006,159	SEI Daily Income Treasury Government CL B 0.02% **	1,006,159	3.97%
(Cost $1,006,159)

Total Investment Securities		25,447,259	100.49%
	(Cost $20,815,722)

Liabilities in Excess of Other Assets		(123,819)	-0.49%

Net Assets		$ 25,323,440	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2014.

See accompanying notes to Schedules of Investments

PARADIGM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2014

(Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at March 31, 2014 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Value Fund	Opportunity Fund	Select Fund
Cost of Investments	$85,591,325	$4,357,847	$4,998,933
Gross Unrealized Appreciation	$42,330,483	$2,112,805	$2,578,254
Gross Unrealized Depreciation	($1,421,537)	($96,616)	($76,614)
Net Unrealized Appreciation
(Depreciation) on Investments	$40,908,946	$2,016,189	$2,501,640

Micro-Cap Fund
Cost of Investments	$20,815,722
Gross Unrealized Appreciation	$5,102,480
Gross Unrealized Depreciation	($470,943)
Net Unrealized Appreciation
(Depreciation) on Investments	$4,631,537

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on a trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds use the highest cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each fund is calculated by taking the total value of the fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

SHORT SALES: A Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011-2013), or expected to be taken on the Funds’ 2014 tax return. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and real estate investment trusts). Equity securities are carried at fair value. The market quotation used for equity securities, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of March 31, 2014:

Value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$115,948,457	$0	$0	$115,948,457
Real Estate Investment Trusts	8,361,265	0	0	8,361,265
Money Market Funds	2,190,549	0	0	2,190,549
Total	$126,500,271	$0	$0	$126,500,271

Opportunity:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$5,767,848	$0	$0	$5,767,848
Real Estate Investment Trusts	223,584	0	0	223,584
Money Market Funds	382,604	0	0	382,604
Total	$6,374,036	$0	$0	$6,374,036

Select:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$7,370,860	$0	$0	$7,370,860
Real Estate Investment Trusts	129,713	0	0	129,713
Total	$7,500,573	$0	$0	$7,500,573

Micro-Cap:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$24,441,100	$0	$0	$24,441,100
Money Market Funds	1,006,159	0	0	1,006,159
Total	$25,447,259	$0	$0	$25,447,259

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any level 3 assets during the three month period ended March 31, 2014.  There were no transfers into or out of the levels during the period ended March 31, 2014.  It is the Funds’ policy to consider transfers into or out the levels as of the end of the reporting period.

The Funds did not invest in any derivative instruments during the three month period ended March 31, 2014.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By: /s/Candace King Weir

      Candace King Weir

      President

Date:             5/23/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Candace King Weir

      Candace King Weir

      President

Date:             5/23/14

By: /s/Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date:         5/23/2014